S-K 1602, SPAC Registered Offerings	Apr. 15, 2026 USD ($)
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	15 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to complete our initial business combination within 15 months from the closing of this offering, we will redeem 100% of the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us to pay our taxes (less up to $100,000 of interest to pay liquidation and dissolution expenses), divided by the number of then outstanding public shares, subject to applicable law and as further described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	false
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

Offering Price of $8.33 (adjusted to include the value of the Rights)	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.08	$5.35	$2.98	$4.29	$4.04	$2.61	$5.72	$(0.45)	$8.78

Assuming No Exercise of Over-Allotment Option
$6.06	$5.33	$3.00	$4.27	$4.06	$2.60	$5.73	$(0.42)	$8.75

Spac Offering Prospectus Summary Line Items
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

We will seek to capitalize on the strength of our management team. Our team consists of experienced financial services, accounting and senior operating executives of companies operating in multiple jurisdictions. Collectively, our officers and directors have decades of experience in mergers and acquisitions and in operating companies. We believe that their prior accomplishments and current activities will be critical in identifying attractive acquisition opportunities, and that, in turn, the businesses that we identify will be able to benefit from accessing the U.S. capital markets and the expertise and network of our management team. However, there is no assurance that we will complete an initial business combination.

Industry Opportunity

While we may acquire a business in any industry, our focus will be middle market and emerging growth companies in the financial services, artificial intelligence (AI), and robotics industries. We believe that our target industries are attractive for a number of reasons:

Financial Services: The financial service industry is experiencing transformative growth, characterized by rapid technological advancements, regulatory changes, and evolving consumer expectations. We believe that the technological breakthroughs-including generative AI, blockchain, cloud migration, and cybersecurity enhancement-will open up new strategic opportunities.

Artificial Intelligence: According to McKinsey & Company, 88% of organizations now regularly use AI in at least one business function, reflecting the rapid mainstreaming of AI across industries. It further found that generative AI alone could unlock between $2.6 trillion and $4.4 trillion in additional enterprise value. We believe that AI companies developing proprietary models and industry-specific applications are well-positioned to scale financially and generate shareholder value.

Robotics: According to GlobalData, the global robotics market is forecast to grow from $90.2 billion in 2024 to $205.5 billion by 2030 at a CAGR of 15%, driven by accelerating automation across manufacturing, logistics, healthcare and defense. McKinsey Global Institute further estimates that AI-powered agents and robots could generate approximately $2.9 trillion in US economic value per year by 2030 as a result of AI adoption and automation. We believe robotics companies capitalizing on these advancements represent compelling acquisition opportunities.

We believe these industries represent an enormous and growing target market with a large number of potential acquisition opportunities. Our team has an extensive network, industry expertise, and proven deal-sourcing capabilities in these industries, which we believe will provide us with a strong and differentiated pipeline of potential targets.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	The rules of Nasdaq provide that at least 90% of the gross proceeds from this offering, the sale of the private units and EBC loan be deposited in a trust account. Of the net proceeds of this offering, the sale of the private units and EBC loan, $10.05 per unit sold in this offering will be placed into a U.S.-based trust account with Continental Stock Transfer & Trust Company, acting as trustee.Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our tax obligations, the proceeds from this offering, the sale of the private units and EBC loan that are deposited in the trust account will not be released from the trust account until the earliest of (a) the completion of our initial business combination, (b) the redemption of any public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (i) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 15 months from the closing of this offering or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity and (c) the redemption of our public shares if we are unable to complete our initial business combination within 15 months from the closing of this offering, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 60,300,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	6,000,000 units, at $10.00 per unit (or 6,900,000 units if the underwriter’s option to purchase additional units is exercised in full), each unit consisting of:one ordinary share; one right; andone warrant.
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of the initial business combination including interest earned on the funds held in the trust account and not previously released to us to pay our taxes, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be approximately $10.05 per public share. Our initial shareholders have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares, private shares and any public shares held by them in connection with the completion of our initial business combination.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their ordinary shares upon the completion of our initial business combination either (i) in connection with a shareholder meeting called to approve the business combination or (ii) by means of a tender offer. Any announcement regarding our entry into a definitive agreement for an initial business combination will indicate whether we intend to seek shareholder approval of such transaction or instead provide shareholders with the opportunity to sell their shares to us by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the law or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company and any transactions where we issue more than 20% of our outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. If we structure a business combination transaction with a target company in a manner that requires shareholder approval, we will not have discretion as to whether to seek a shareholder vote to approve the proposed business combination.

If a shareholder vote is not required and we do not decide to hold a shareholder vote for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association:

●	conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E under the Exchange Act, which regulate issuer tender offers, and

●	file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A under the Exchange Act, which regulates the solicitation of proxies.

Upon the public announcement of our initial business combination, we or our initial shareholders will terminate any plan established in accordance with Rule 10b5-1 to purchase our ordinary shares in the open market if we elect to redeem our public shares through a tender offer, to comply with Rule 14e-5 under the Exchange Act.

In the event that we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. If public shareholders tender more shares than we have offered to purchase, we will withdraw the tender offer and not complete the initial business combination.

If, however, shareholder approval of the transaction is required by law or stock exchange listing requirement, or we decide to obtain shareholder approval for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association:

●	conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A under the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, and

●	file proxy materials with the SEC.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon completion of the initial business combination.

If we seek shareholder approval, we will complete our initial business combination only if a majority of the outstanding ordinary shares voted are voted in favor of the business combination. A quorum for such meeting will consist of the holders present in person or by proxy of outstanding shares of the company representing a majority of the voting power of all outstanding ordinary shares of the company entitled to vote at such meeting. Our initial shareholders will count toward this quorum and have agreed to vote their founder shares, private shares and any public shares purchased during or after this offering (to the extent permitted by applicable securities laws) in favor of our initial business combination. For purposes of seeking approval of the majority of our outstanding ordinary shares voted, non-votes will have no effect on the approval of our initial business combination once a quorum is obtained. As a result, in addition to our initial shareholders’ founder shares and private shares, we would need (i) 1,781,251 or 29.7%, of the 6,000,000 public shares sold in this offering to be voted in favor of an initial business combination in order to have our initial business combination approved (assuming all outstanding shares are voted, including the EBC founder shares and private shares held by EBC, the EBC founder shares and private shares held by EBC are voted in favor of the proposed initial business combination (although EBC is not required to do so) and the over-allotment option is not exercised), or (ii) none of the 6,000,000 public shares sold in this offering to be voted in favor of an initial business combination in order to have our initial business combination approved (assuming that only the minimum number of shares representing a quorum are voted and the EBC founder shares and private shares held by EBC are voted in favor of the proposed initial business combination (although EBC is not required to do so), and the over-allotment option is not exercised). We will give a minimum of 20 calendar days prior written notice of any such meeting at which a vote shall be taken to approve our initial business combination.

These quorum and voting thresholds, and the voting agreements of our initial shareholders, may make it more likely that we will consummate our initial business combination. Each public shareholder may elect to redeem its public shares irrespective of whether it votes for or against, or abstains from voting or otherwise does not vote on, the proposed transaction.

In the event the aggregate cash consideration we would be required to pay for all ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed business combination exceed the aggregate amount of cash available to us, we will not complete the business combination or redeem any shares, and all ordinary shares submitted for redemption will be returned to the holders thereof.

De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	None of our initial shareholders are required to provide any financing to us in connection with or after our initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing either to complete our initial business combination or because we become obligated to redeem a significant number of our public shares upon completion of our initial business combination, in which case we may issue additional securities or incur debt in connection with such business combination.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsors and their affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsors or their affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsors and officers and directors	2,300,000 founder shares	$25,000
Sponsors	202,500 Private Units to be purchased simultaneously with the closing of this offering	$2,025,000
Casper Holding LP	$10,000 per month	Office space and administrative services provided to us.
Ascendant Global Advisors Inc. (an affiliate of Casper Holding LP)	One-time fee of $20,000 and a quarterly fee of $5,250	Financial consulting and advisory services
Sponsors	Repayment in cash	$300,000 under an unsecured, non-interest-bearing promissory note.
Dan (Cathy) Jiang	$2,000 per month	Serving as Chief Financial Officer
Sponsor and our officers or directors, or affiliates thereof	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.	Expenses incurred in connection with identifying, investigating and completing an initial business combination.
Sponsor and our officers or directors, or affiliates thereof	Up to 150,000 private units upon conversion of up to $1,500,000 in working capital loans, if any, at $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The difference between the public offering price per ordinary share, assuming no value is attributed to the rights and warrants included in the units we are offering pursuant to this prospectus or the private units, and the pro forma net tangible book value per ordinary share after this offering constitutes the dilution to investors in this offering.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our initial shareholders or their affiliates may compete with us for acquisition opportunities. If such entities decide to pursue an opportunity, we may be precluded from procuring such opportunity. None of our initial shareholders or their respective affiliates will have any obligation to present us with any opportunity for a potential initial business combination of which they become aware, unless presented to such member specifically in his or her capacity as an officer or director of the Company. Our management team, in their capacities as employees or affiliates of our initial shareholders or in their other endeavors, may be required to present potential business combinations to future initial shareholders’ affiliates or third parties, before they present such opportunities to us.Our officers have agreed that they will not become an officer or director of any other special purpose acquisition company that publicly files a registration statement for its initial public offering unless and until we enter into a definitive agreement regarding our initial business combination or we have failed to complete our initial business combination within 15 months from the closing of this offering.As described in “Management — Conflicts of Interest,” and “Risk Factors,” certain of our directors and officers presently have fiduciary or contractual obligations to other entities pursuant to which such officer or director is required to present a business combination opportunity to such entity. Accordingly, if any of our directors or officers becomes aware of a business combination opportunity that is suitable for an entity to which he or she has pre-existing fiduciary or contractual obligations, he or she may need to honor these fiduciary or contractual obligations to present such business combination opportunity to such entity, or in the case of a non-compete restriction, may not present such opportunity to us at all, subject to his or her fiduciary duties under Cayman Islands law.Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other, or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity.In addition, our sponsor, members of our management team and our board of directors will directly or indirectly own founder shares and/or private units following this offering, as set forth in “Principal Shareholders,” and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account. Upon the closing of this offering, our sponsors and management team will have invested in us an aggregate of $2,550,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.003 per share) and the $2,625,000 purchase price for the private units. Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering, as our sponsor and members of our management team would likely not receive any financial benefit unless we consummated such business combination. These interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to a business combination in a way that conflicts with the interests of our public shareholders.Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. We will also reimburse Casper Holding $10,000 per month for office space and administrative services made available to us, will pay Ascendant Global Advisors Inc., an affiliate of Casper Holding, a one-time fee of $20,000 and a quarterly fee of $5,250 for financial consulting and advisory services commencing upon consummation of this offering and will pay Dan (Cathy) Jiang $2,000 per month for serving as our Chief Financial Officer, each as described elsewhere in this prospectus. See “— The Offering — Our Sponsor” above for further discussion on our sponsor’s and our affiliates’ shares and compensation.
Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following tables illustrate the dilution to the public shareholders on a per-share basis, assuming no value is attributed to the rights included in the public units or the private units:

Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$8.33	8.33	8.33	8.33	8.33
Net tangible book value before this offering	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)
Increase attributable to public shareholders and sale of the private rights	6.15	5.42	4.36	2.68	(0.38)
Pro forma net tangible book value after this offering	6.08	5.35	4.29	2.61	(0.45)
Dilution to public shareholders	$2.25	2.98	4.04	5.72	8.78
Percentage of dilution to public shareholders	27.0%	35.8%	48.5%	68.6%	105.4%

No exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$8.33	$8.33	$8.33	$8.33	$8.33
Net tangible book value before this offering	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)
Increase attributable to public shareholders and sale of the private rights	6.15	5.42	4.36	2.69	(0.33)
Pro forma net tangible book value after this offering	6.06	5.33	4.27	2.60	(0.42)
Dilution to public shareholders	$2.27	$3.00	$4.06	$5.73	$8.75
Percentage of dilution to public shareholders	27.2%	36.0%	48.7%	68.8%	105.0%

For purposes of presentation, we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriter’s over-allotment option) by $60,300,000 because holders of up to 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or shareholders meeting, including interest earned on the funds held in the trust account and not previously released to us pursuant to permitted withdrawals), divided by the number of ordinary shares sold in this offering.

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(185,412)	$(185,412)	$(185,412)	$(185,412)	$(185,412)	$(185,412)	$(185,412)	$(185,412)	$(185,412)	$(185,412)
Net proceeds from this offering and the sale of the private placement units	60,800,000	69,845,000	60,800,000	69,845,000	60,800,000	69,845,000	60,800,000	69,845,000	60,800,000	69,845,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	218,986	218,986	218,986	218,986	218,986	218,986	218,986	218,986	218,986	218,986
Business combination advisory fee	(2,100,000)	(2,415,000)	(2,100,000)	(2,415,000)	(2,100,000)	(2,415,000)	(2,100,000)	(2,415,000)	(2,100,000)	(2,415,000)
Less: Amounts paid for redemptions	-	-	(15,075,000)	(17,336,250)	(30,150,000)	(34,672,500)	(45,225,000)	(52,008,750)	(60,300,000)	(69,345,000)
	$58,733,574	$67,463,574	$43,658,574	$50,127,324	$28,583,574	$32,791,074	$13,508,574	$15,454,824	$(1,566,426)	$(1,881,426)

Denominator:
Ordinary shares outstanding prior to this offering	2,300,000	2,300,000	2,300,000	2,300,000	2,300,000	2,300,000	2,300,000	2,300,000	2,300,000	2,300,000
Ordinary shares forfeited if over-allotment is not exercised	(300,000)	-	(300,000)	-	(300,000)	-	(300,000)	-	(300,000)	-
Ordinary shares offered and sale of EBC Founder Shares	7,375,000	8,455,000	7,375,000	8,455,000	7,375,000	8,455,000	7,375,000	8,455,000	7,375,000	8,455,000
Private placement units	315,000	342,000	315,000	342,000	315,000	342,000	315,000	342,000	315,000	342,000
Less: Ordinary shares redeemed	-	-	(1,500,000)	(1,725,000)	(3,000,000)	(3,450,000)	(4,500,000)	(5,175,000)	(6,000,000)	(6,900,000)
	9,690,000	11,097,000	8,190,000	9,372,000	6,690,000	7,647,000	5,190,000	5,922,000	3,690,000	4,197,000

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]	The below calculations assume (i) that no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) that no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) that no working capital loans are converted into private units, as further described in this prospectus, (iv) the issuance of 1/5th of a share for each right outstanding, as such issuance will occur upon a business combination without the payment of additional consideration, (v) the number of shares included in the units offered hereby will be deemed to be 6,000,000 or 6,900,000 if the underwriter’s over-allotment option is exercised in full and (vi) the issuance of 2,300,000 founder shares (up to 300,000 of which are assumed to be forfeited in the scenario in which the underwriter’s over- allotment option is not exercised in full) and 175,000 EBC founder shares and 262,500 private shares (or 285,000 private shares if the underwriter’s over-allotment option is exercised in full). The calculations also assume no value is attributed to the public warrants included in the units offered hereby or the private warrants included in the private units. The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering, including from potential sources of future dilution following this offering, which may not be included in the tables below with respect to the determination of net tangible book value per share, as adjusted. For example, in the event that following this offering we obtain working capital loans from our sponsor to finance transaction costs related to our initial business combination, up to $1,500,000 of such loans may be convertible into private units at a price of $10.00 per unit at the option of our sponsor. Should we seek to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares.